Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 151,463,232	$ 7,655	$ 152,632,635	$ 137,113,716
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	53,143,542		52,207,877
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	24,708,740		26,106,623
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,393
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,724
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	9,852,912		9,936,857
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,385		2,155,385
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	3,958,110		3,792,950
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,510,577		2,510,596
Chile [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,834,134		2,758,653
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	13,981,033		14,659,892
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 6,668,682		$ 6,853,685